Annual Total Returns - Fidelity® Commodity Strategy Fund [BarChart] - 07.31 Fidelity Commodity Strategy Fund PRO-07 - Fidelity® Commodity Strategy Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 30, 2017
Fidelity Commodity Strategy Fund-Default
Bar Chart Table:
Annual Return 2018	(11.68%)
Annual Return 2019	6.89%
Annual Return 2020	(3.84%)